Activity of Non-vested Shears by Incsight (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018
Number of Options
Granted		2,500,000
Forfeited	(1,000,000)
Ordinary granted to Incsight Limited (''Incsight'')
Number of Options
Non-vested at January 1, 2016	0	1,000,000
Granted		0
Forfeited		(1,000,000)
Vested		0
Non-vested at December 31, 2016		0
Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2016	$ 0	$ 6.48
Granted		0
Forfeited		6.48
Vested		0
Non-vested at December 31, 2016		$ 0